Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Borrowings [abstract]
Summary of current and non current portion of borrowings

	As at
	December 31, 2025 RMB’million	June 30, 2026 RMB’million
Included in non-current liabilities:
Non-current portion of long-term RMB bank borrowings, unsecured (Note (a))	—	7,142

Included in current liabilities:
RMB bank borrowings, unsecured (Note (b))	—	5,973
Current portion of long-term RMB bank borrowings, unsecured (Note (a))	—	24

	—	5,997

	—	13,139

Summary of detailed information about long term borrowings
(a)	The aggregate principal amounts of long-term bank borrowings and applicable interest rates are as follows:

	As at June 30, 2026
	Amount (RMB’million)	Interest rate (per annum)
RMB bank borrowings	7,121	LPR -0.85% ~ 0.30%
RMB bank borrowings	45	3.10%

	7,166

Summary of long term borrowings maturities
The long-term bank borrow
ing
s are repayable as follows:

	As at
	December 31, 2025 RMB’million	June 30, 2026 RMB’million
Within 1 year	—	24
Between 1 and 2 years	—	214
Between 2 and 5 years	—	1,650
Over 5 years	—	5,278

	—	7,166

Summary of detailed information about short term borrowings
(b)	The aggregate principal amounts of short-term bank borrowings and applicable interest rates are as follows :

	As at June 30, 2026
	Amount (RMB’million)	Interest rate (per annum)
RMB bank borrowings	5,973	1.70% ~ 2.30%